FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Mar. 31, 2023
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 20. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company’s financial instruments recognized in the Company’s consolidated statements of financial position consist of the following:

Fair value estimates are made at a specific point in time, based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment; and therefore, these estimates cannot be determined with precision. Changes in assumptions could significantly affect these estimates.

The following table summarizes the Company’s financial instruments as of March 31, 2023 and March 31, 2022:

	Years Ended March 31,
	2023			2022
	Amortized Cost	FVTOCI	FVTPL	Amortized Cost	FVTOCI	FVTPL

Financial assets
Cash and cash equivalents	$10,545	$–	$–	$23,352	$–	$–
Prepaid expenses and other receivables	$2,689	$–	$–	$1,480	$–	$–
Convertible note receivable, including accrued interest, net of impairment	$–	$–	$442	$–	$–	$–
Investment in associate	$–	$–	$806	$–	$–	$1,673
Investment in private company	$–	$2,087	$–	$–	$7,409	$–

	Years Ended March 31,
	2023		2022
	Amortized Cost	FVTPL	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$1,865	$–	$750	$–
Warrant liability	$–	$–	$–	$33
Deferred purchase price payable - Tarus	$–	$7,179	$–	$–
Deferred obligation - iOx milestone	$–	$4,126	$–	$–

A summary of the Company’s risk exposures as it relates to financial instruments are reflected below.

Fair value of Financial Instruments

The Company’s financial assets and liabilities are comprised of cash and cash equivalents, receivables and investments in equities and private entities, accounts payable, warrant liability and unsecured notes payable.

The Company classifies the fair value of these transactions according to the following fair value hierarchy based on the amount of observable inputs used to value the instrument:

•	Level 1 – Values are based on unadjusted quoted prices available in active markets for identical assets or liabilities as of the reporting date.

•	Level 2 – Values are based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace. Prices in Level 2 are either directly or indirectly observable as of the reporting date.

•	Level 3 – Values are based on prices or valuation techniques that are not based on observable market data. Investments are classified as Level 3 financial instrument.

Assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement within the fair value hierarchy.

Management has assessed that the fair values of cash and cash equivalents, other receivables and accounts payable approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following methods and assumptions were used to estimate their fair values:

Investment in Associate: The fair value of the Stimunity investment was determined based on an IAS 36 fair value analysis evaluating the likelihood of various scenarios given the current market conditions, the increasing cost of capital and development delays associated with Stimunity’s lack of liquidity (Level 3). The Company recorded a provision of impairment of $0.607 million with respect to the investment in associate decreasing the carrying value of the investment in associate to $0.806 million at March 31, 2023. See Note 6, “Investment in Associate,” for a further discussion.

Convertible Note Receivable: The fair value of the Stimunity Convertible Note receivable denominated in euros at initial recognition is the transaction price for the instrument adjusted for the effect of the currency translation rate on the reporting date (Level 3) (see Note 18, “Commitments and Contingent Liabilities – Stimunity Convertible Note”). The Stimunity Convertible Note was initially recorded at $0.614 million to record the translated value of the Stimunity Convertible Note on September 12, 2022. The Company recognized an unrealized gain of $0.039 million through OCI in fiscal 2023 to reflect the change in translation rate for the Stimunity Convertible Note settleable in euros, increasing the carrying value of the Stimunity Convertible Note to $0.653 million. At March 31, 2023, the Company determined that there were indications of impairment, based upon the inability of Stimunity to obtain financing. The Company performed an IAS 36 fair value analysis evaluating the likelihood of various scenarios given the current market conditions, the increasing cost of capital and development delays associated with Stimunity’s lack of liquidity. The Company recorded an impairment of $0.211 million resulting from the impairment analysis decreasing the carrying value of the Stimunity Convertible Note to $0.442 million at March 31, 2023.

Investment in Intensity: Fair value of the investment was determined based on an IAS 36 impairment analysis after determining there were external indications of impairment (Level 3). See Note 7, “Investment in Private Company,” for a further discussion.

Accrued Equity Issuable: The fair value is estimated based on the average of the quoted market prices for the period in which the shares were earned (Level 1).

Warrant Liability: The fair value was estimated using a Black-Scholes model (Level 3) (see Note 14, “Warrant Liability”).

Deferred Purchase Price Payable - Tarus: The fair value is the estimated value of a future contingent obligation based upon a fair value analysis performed in accordance with IFRS 3 at acquisition date, adjusted at each reporting date for any change in fair value (Level 3) (see Note 8, “Acquisition of Tarus”). The fair value was determined using the Income Approach and was based upon the analysis on the Tarus clinical plan, the timing of development events and the probabilities of success determined primarily based upon empirical third party data and Company experience, as well as the relevant cost of capital. The Company recorded a gain from the change (decrease) in fair value of the liability of $1.359 million for the year ended March 31, 2023, respectively.

Deferred Obligation - iOx Milestone: The fair value is the estimated value of a future contingent obligation based upon a fair value analysis performed in accordance with IFRS 3 as of July 18, 2022, the date of the Share Exchange Agreement, adjusted at each reporting date for any change in fair value (Level 3) (see Note 19, “Related Party Transactions – Share Exchange Agreement – iOx”). The fair value was determined using the Income Approach and based on factors including the clinical plan, the timing of development events and the probabilities of success determined primarily based upon empirical third party data and Company experience, as well as the relevant cost of capital. The Company recorded a gain from the change (decrease) in fair value of the liability of $1.352 million for the year ended March 31, 2023, respectively.

There have been no transfers between levels of the fair value hierarchy for the years ended March 31, 2023 and 2022.

The Company’s financial instruments are exposed to certain financial risks: Credit Risk, Liquidity Risk and Foreign Currency Risk.

Credit Risk

Credit risk is the risk of loss associated with a counterparty’s inability to fulfil its payment obligations. The credit risk is attributable to various financial instruments, as noted below. The credit risk is limited to the carrying value as reflected in the Company’s condensed consolidated interim statements of financial position.

Cash and cash equivalents. Cash and cash equivalents comprise cash on hand and amounts invested in underlying Treasury and money market funds that are readily convertible to a known amount of cash with three months or less from date of acquisition and are subject to an insignificant risk of change in value. As of March 31, 2023 and 2022, cash equivalents was comprised of a money market account with maturities less than 90 days from the date of purchase. Cash and cash equivalents are held with major international financial institutions and therefore the risk of loss is minimal.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in satisfying financial obligations as they become due.

The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions without incurring unacceptable losses or risking harm to the Company’s reputation. The Company holds sufficient cash and cash equivalents to satisfy current obligations under accounts payable and accruals.

The Company monitors its liquidity position regularly to assess whether it has the funds necessary to meet its operating needs and needs for investing in new projects.

As a biotech company at an early stage of development and without significant internally generated cash flows, there are inherent liquidity risks, including the possibility that additional financing may not be available to the Company, or that actual drug development expenditures may exceed those planned. The current uncertainty in global markets could have an impact on the Company’s future ability to access capital on terms that are acceptable to the Company. There can be no assurance that required financing will be available to the Company. See Note 2, “Going Concern,” and Note 15, “Capital Stock,” for a discussion of the Company’s share offering and Note 18, “Commitments and Contingent Liabilities – Committed Purchase Agreement,” for a further discussion.

Foreign Currency Risk

While the Company operates in various jurisdictions, substantially all of the Company’s transactions are denominated in the U.S. Dollar, except the deferred tax liability in the U.K. settleable in British pound sterling and the Stimunity Convertible Note receivable settleable in euros.